Quarterly Holdings Report
for
Fidelity Advisor® Equity Value Fund
August 31, 2022
AEV-NPRT3-1022
1.805757.118
Common Stocks - 95.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.8%
Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	92,085	3,850,074
Entertainment - 1.4%
Activision Blizzard, Inc.	39,332	3,087,169
Interactive Media & Services - 2.0%
Alphabet, Inc. Class A (a)	42,043	4,549,893
Media - 2.7%
Comcast Corp. Class A	162,976	5,898,101
TOTAL COMMUNICATION SERVICES		17,385,237
CONSUMER DISCRETIONARY - 4.2%
Diversified Consumer Services - 1.6%
H&R Block, Inc.	79,443	3,574,935
Internet & Direct Marketing Retail - 0.5%
eBay, Inc.	22,595	997,117
Multiline Retail - 1.4%
Dollar General Corp.	13,554	3,217,991
Specialty Retail - 0.7%
Ross Stores, Inc.	18,681	1,611,610
TOTAL CONSUMER DISCRETIONARY		9,401,653
CONSUMER STAPLES - 7.3%
Beverages - 0.6%
Coca-Cola European Partners PLC	27,523	1,353,306
Food & Staples Retailing - 0.7%
U.S. Foods Holding Corp. (a)	49,160	1,505,279
Food Products - 2.4%
Mondelez International, Inc.	65,602	4,058,140
Tyson Foods, Inc. Class A	17,241	1,299,627
		5,357,767
Household Products - 3.3%
Procter & Gamble Co.	22,004	3,035,232
Reckitt Benckiser Group PLC	23,143	1,785,751
Spectrum Brands Holdings, Inc.	21,174	1,333,750
The Clorox Co.	8,560	1,235,550
		7,390,283
Personal Products - 0.3%
Unilever PLC sponsored ADR	14,481	657,293
TOTAL CONSUMER STAPLES		16,263,928
ENERGY - 4.9%
Oil, Gas & Consumable Fuels - 4.9%
Exxon Mobil Corp.	101,321	9,685,274
Parex Resources, Inc.	73,100	1,169,400
		10,854,674
FINANCIALS - 20.7%
Banks - 8.5%
Bank of America Corp.	139,234	4,679,655
Cullen/Frost Bankers, Inc.	4,694	610,032
JPMorgan Chase & Co.	45,068	5,125,584
M&T Bank Corp.	15,728	2,859,036
PNC Financial Services Group, Inc.	16,459	2,600,522
Wells Fargo & Co.	69,422	3,034,436
		18,909,265
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	10,252	1,305,695
BlackRock, Inc. Class A	5,579	3,717,790
Invesco Ltd.	20,478	337,273
Northern Trust Corp.	15,002	1,426,540
		6,787,298
Diversified Financial Services - 4.6%
Berkshire Hathaway, Inc. Class B (a)	36,313	10,196,690
Insurance - 4.6%
Chubb Ltd.	20,109	3,801,606
The Travelers Companies, Inc.	22,682	3,666,318
Willis Towers Watson PLC	13,515	2,795,307
		10,263,231
TOTAL FINANCIALS		46,156,484
HEALTH CARE - 19.9%
Biotechnology - 2.2%
Regeneron Pharmaceuticals, Inc. (a)	4,221	2,452,654
Vertex Pharmaceuticals, Inc. (a)	8,482	2,389,888
		4,842,542
Health Care Providers & Services - 11.5%
Centene Corp. (a)	71,451	6,412,013
Cigna Corp.	24,345	6,900,590
Elevance Health, Inc.	7,131	3,459,319
Humana, Inc.	6,523	3,142,651
UnitedHealth Group, Inc.	11,393	5,916,727
		25,831,300
Pharmaceuticals - 6.2%
AstraZeneca PLC sponsored ADR	50,198	3,131,351
Bristol-Myers Squibb Co.	79,637	5,368,330
Roche Holding AG (participation certificate)	9,940	3,203,082
Sanofi SA sponsored ADR	52,059	2,135,981
		13,838,744
TOTAL HEALTH CARE		44,512,586
INDUSTRIALS - 8.3%
Aerospace & Defense - 4.9%
Airbus Group NV	5,687	557,287
L3Harris Technologies, Inc.	9,550	2,179,215
Lockheed Martin Corp.	4,849	2,037,113
Northrop Grumman Corp.	8,363	3,997,430
The Boeing Co. (a)	12,955	2,076,039
		10,847,084
Air Freight & Logistics - 0.2%
Deutsche Post AG	11,279	411,674
Electrical Equipment - 0.7%
Regal Rexnord Corp.	11,051	1,520,507
Industrial Conglomerates - 0.4%
Siemens AG	9,127	924,511
Machinery - 2.1%
ITT, Inc.	8,237	597,430
Oshkosh Corp.	25,470	2,031,487
Pentair PLC	26,725	1,189,263
Stanley Black & Decker, Inc.	10,749	946,987
		4,765,167
TOTAL INDUSTRIALS		18,468,943
INFORMATION TECHNOLOGY - 7.1%
Communications Equipment - 1.4%
Cisco Systems, Inc.	71,968	3,218,409
Electronic Equipment & Components - 0.8%
TE Connectivity Ltd.	14,538	1,834,841
IT Services - 2.8%
Amdocs Ltd.	26,911	2,300,083
Capgemini SA	5,295	920,569
Cognizant Technology Solutions Corp. Class A	30,311	1,914,746
Maximus, Inc.	16,837	1,020,154
		6,155,552
Semiconductors & Semiconductor Equipment - 0.6%
NXP Semiconductors NV	8,322	1,369,635
Software - 1.5%
Aspen Technology, Inc. (a)	3,731	785,749
NortonLifeLock, Inc.	72,087	1,628,445
Open Text Corp.	26,375	830,285
		3,244,479
TOTAL INFORMATION TECHNOLOGY		15,822,916
MATERIALS - 2.5%
Chemicals - 1.5%
DuPont de Nemours, Inc.	37,874	2,107,309
International Flavors & Fragrances, Inc.	12,152	1,342,553
		3,449,862
Metals & Mining - 1.0%
Lundin Mining Corp.	249,485	1,297,432
Newmont Corp.	20,828	861,446
		2,158,878
TOTAL MATERIALS		5,608,740
REAL ESTATE - 0.6%
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	17,179	1,356,454
UTILITIES - 12.4%
Electric Utilities - 10.3%
Constellation Energy Corp.	42,056	3,431,349
Duke Energy Corp.	24,549	2,624,534
Evergy, Inc.	37,843	2,593,381
Exelon Corp.	50,979	2,238,488
NextEra Energy, Inc.	21,963	1,868,173
PG&E Corp. (a)	326,553	4,026,398
Portland General Electric Co.	28,888	1,492,643
PPL Corp.	31,023	902,149
Southern Co.	51,075	3,936,350
		23,113,465
Independent Power and Renewable Electricity Producers - 0.6%
The AES Corp.	54,716	1,392,522
Multi-Utilities - 1.5%
Dominion Energy, Inc.	40,366	3,301,939
TOTAL UTILITIES		27,807,926
TOTAL COMMON STOCKS (Cost $185,305,285)		213,639,541

Nonconvertible Preferred Stocks - 1.1%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 1.1%
Technology Hardware, Storage & Peripherals - 1.1%
Samsung Electronics Co. Ltd. (Cost $2,878,361)	63,348	2,552,440

Money Market Funds - 3.1%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (b) (Cost $6,919,981)	6,918,597	6,919,981

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $195,103,627)	223,111,962
NET OTHER ASSETS (LIABILITIES) - 0.1%	190,112
NET ASSETS - 100.0%	223,302,074

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	2,898,565	40,211,500	36,190,084	32,134	-	-	6,919,981	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	-	5,039,462	5,039,462	136	-	-	-	0.0%
Total	2,898,565	45,250,962	41,229,546	32,270	-	-	6,919,981

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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